Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2014
Columbia Funds Series Trust I
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2014
Columbia High Yield Municipal Fund	10/1/2014
Columbia Intermediate Bond Fund	9/1/2014
Columbia Tax-Exempt Fund	12/1/2014
Columbia U.S. Treasury Index Fund	9/1/2014
Columbia Funds Series Trust II
Columbia AMT-Free Tax-Exempt Bond Fund	12/1/2014
Columbia Minnesota Tax-Exempt Fund	12/1/2014
Columbia U.S. Government Mortgage Fund	10/1/2014
Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia AMT-Free California Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia AMT-Free Georgia Intermediate Muni Bond Fund, Columbia AMT-Free Maryland Intermediate Muni Bond Fund, Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, Columbia AMT-Free South Carolina Intermediate Muni Bond Fund and Columbia AMT-Free Virginia Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia AMT-Free Oregon Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Prior to August 22, 2005, the maximum initial sales charge on Class A shares was 4.75%. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
SUP000_00_018_(03/15)

For Columbia AMT-Free Tax-Exempt Bond Fund, Columbia Tax-Exempt Fund and Columbia U.S. Government Mortgage Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia High Yield Municipal Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended index that is intended to provide a measure of the Fund's performance given its investment strategy, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia Intermediate Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Prior to August 22, 2005, the maximum initial sales charge on Class A shares was 4.75%. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia Minnesota Tax-Exempt Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia U.S. Treasury Index Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. Effective February 19, 2015, sales charges are not assessed on the purchase of Class A shares. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect that sales charges are not applicable for Class A shares.

SUP000_00_018_(03/15)

Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund’s prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia AMT-Free California Intermediate Muni Bond Fund Class A	09/09/2002
Returns before taxes		-4.54%	4.67%	3.29%
Returns after taxes on distributions		-4.54%	4.67%	3.26%
Returns after taxes on distributions and sale of Fund shares		-1.30%	4.37%	3.27%
Columbia AMT-Free Georgia Intermediate Muni Bond Fund Class A	05/04/1992
Returns before taxes		-4.51%	4.03%	2.92%
Returns after taxes on distributions		-4.67%	4.00%	2.90%
Returns after taxes on distributions and sale of Fund shares		-1.25%	3.85%	3.01%
Columbia AMT-Free Maryland Intermediate Muni Bond Fund Class A	09/01/1990
Returns before taxes		-4.83%	4.06%	2.53%
Returns after taxes on distributions		-4.83%	4.06%	2.53%
Returns after taxes on distributions and sale of Fund shares		-1.55%	3.87%	2.70%
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund Class A	12/14/1992
Returns before taxes		-4.88%	4.18%	2.74%
Returns after taxes on distributions		-4.88%	4.18%	2.73%
Returns after taxes on distributions and sale of Fund shares		-1.62%	3.94%	2.86%
Columbia AMT-Free Oregon Intermediate Muni Bond Fund Class A	11/01/2002
Returns before taxes		-4.98%	3.69%	3.09%
Returns after taxes on distributions		-4.98%	3.68%	3.08%
Returns after taxes on distributions and sale of Fund shares		-1.69%	3.59%	3.16%
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund Class A	05/05/1992
Returns before taxes		-5.05%	4.05%	2.96%
Returns after taxes on distributions		-5.07%	4.05%	2.93%
Returns after taxes on distributions and sale of Fund shares		-1.62%	3.89%	3.07%
Columbia AMT-Free Tax-Exempt Bond Fund Class A	11/24/1976
Returns before taxes		-6.59%	6.22%	3.60%
Returns after taxes on distributions		-6.59%	6.22%	3.58%
Returns after taxes on distributions and sale of Fund shares		-2.03%	5.89%	3.69%
Columbia AMT-Free Virginia Intermediate Muni Bond Fund Class A	12/05/1989
Returns before taxes		-5.26%	3.64%	2.87%
Returns after taxes on distributions		-5.40%	3.60%	2.84%
Returns after taxes on distributions and sale of Fund shares		-1.71%	3.53%	2.95%
Columbia High Yield Municipal Fund Class A	07/31/2000
Returns before taxes		-6.56%	9.37%	3.33%
Returns after taxes on distributions		-6.56%	9.37%	3.33%
Returns after taxes on distributions and sale of Fund shares		-1.87%	8.62%	3.63%

SUP000_00_018_(03/15)

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia Intermediate Bond Fund Class A	07/31/2000
Returns before taxes		-5.45%	6.62%	4.19%
Returns after taxes on distributions		-6.57%	5.03%	2.52%
Returns after taxes on distributions and sale of Fund shares		-2.95%	4.60%	2.61%
Columbia Minnesota Tax-Exempt Fund Class A	08/18/1986
Returns before taxes		-5.53%	5.81%	3.60%
Returns after taxes on distributions		-5.59%	5.76%	3.57%
Returns after taxes on distributions and sale of Fund shares		-1.58%	5.48%	3.65%
Columbia Tax-Exempt Fund Class A	11/21/1978
Returns before taxes		-6.29%	5.98%	3.83%
Returns after taxes on distributions		-6.29%	5.98%	3.83%
Returns after taxes on distributions and sale of Fund shares		-1.85%	5.70%	3.95%
Columbia U.S. Government Mortgage Fund Class A	02/14/2002
Returns before taxes		-4.43%	6.65%	4.52%
Returns after taxes on distributions		-5.61%	5.12%	2.98%
Returns after taxes on distributions and sale of Fund shares		-2.45%	4.62%	2.92%
Columbia U.S. Treasury Index Fund Class A	11/25/2002
Returns before taxes		-3.03%	1.69%	3.75%
Returns after taxes on distributions		-3.84%	0.60%	2.47%
Returns after taxes on distributions and sale of Fund shares		-1.52%	1.03%	2.50%
Shareholders should retain this Supplement for future reference.
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SUP000_00_018_(03/15)